INVESTMENTS (Details 2) (Home Inns, CNY) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Oct. 02, 2011	Sep. 30, 2011
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)	15.71%	15.71%	17.47%
Number of shares held	14,400,765
Noncash gain due to remeasurement of equity interest based on issuance of shares	39.3
Business Acquired by Home Inns
Equity method investment disclosures
Percentage of equity interest Home Inns acquired in a business		100.00%